Restructuring Activities (Tables)	12 Months Ended
Dec. 31, 2013
Restructuring Activities

The following table details our restructuring activities:

	2013				2012				2011
	IOP	EQIP	Other	Total	IOP	EPC	Other	Total	IOP	EPC	Other	Total
Other associated costs	$14.1	$11.4	$—	$25.5	$22.2	$12.1	$—	$34.3	$—	$4.0	$—	$4.0
Restructuring charges	(7.0)	80.8	—	73.8	144.9	(1.3)	(1.1)	142.5	52.2	1.0	(1.0)	52.2

Total	$7.1	$92.2	$—	$99.3	$167.1	$10.8	$(1.1)	$176.8	$52.2	$5.0	$(1.0)	$56.2

IOP [Member]
Components of Restructuring Accrual, Spending and Other Activity and Accrual Balance Remaining

The restructuring accrual, spending and other activity for the year ended December 31, 2013 and the accrual balance remaining at December 31, 2013 related to this program were as follows:

IOP restructuring accrual at December 31, 2012	$88.2
Revision to accrual	(10.9)
Additional accrual	3.9
Cash payments during 2013	(55.3)
Effect of changes in foreign currency exchange rates	(1.4)

IOP restructuring accrual at December 31, 2013	$24.5

EQIP [Member]
Components of Restructuring Accrual, Spending and Other Activity and Accrual Balance Remaining

The restructuring accrual, spending and other activity for the year ended December 31, 2013 and the accrual balance remaining at December 31, 2013 related to this program were as follows:

EQIP restructuring accrual at December 31, 2012	$—
Accrual and accrual adjustments	80.8
Cash payments during 2013	(26.2)
Effect of changes in foreign currency exchange rates	1.3

EQIP restructuring accrual at December 31, 2013	$55.9